                              PACIFIC CAPITAL FUNDS

                      SUPPLEMENT DATED JUNE 29, 1999 TO THE
       CLASS A AND CLASS B RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 1998

The Balanced Fund will commence operations on or about June 18, 1999. The following information should replace the information under the sub-heading "Portfolio Managers" on page 35 of the prospectus:

          BALANCED FUND. A team of Clyde Powers, CFA and David Todani, CFA is responsible for the day-to-day management of the Fund. Mr. Powers serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has 26 years of experience managing growth funds and growth oriented portfolios for institutional investors. Before joining Pacific Century in 1997, Mr. Powers served as a portfolio manager for Amcore Investment Group from 1995 to 1997, and as Managing Director - Investment Operations for Union Capital Advisors from 1984 to 1995. Mr. Todani serves as a Vice President and Team Leader on the Taxable Fixed-Income Investment Team at Pacific Century. Before joining the Fixed-Income Investment Team, Mr. Todani served as a fixed income portfolio manager and treasury officer for the Bank of Hawaii from 1983 to 1994.

                              PACIFIC CAPITAL FUNDS

                      SUPPLEMENT DATED JUNE 29, 1999 TO THE
         CLASS Y INSTITUTIONAL SHARES PROSPECTUS DATED DECEMBER 1, 1998

The Balanced Fund will commence operations on or about June 18, 1999. The following information should replace the information under the sub-heading "Portfolio Managers" on page 46 of the prospectus:

          BALANCED FUND. A team of Clyde Powers, CFA and David Todani, CFA is responsible for the day-to-day management of the Fund. Mr. Powers serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has 26 years of experience managing growth funds and growth oriented portfolios for institutional investors. Before joining Pacific Century in 1997, Mr. Powers served as a portfolio manager for Amcore Investment Group from 1995 to 1997, and as Managing Director - Investment Operations for Union Capital Advisors from 1984 to 1995. Mr. Todani serves as a Vice President and Team Leader on the Taxable Fixed-Income Investment Team at Pacific Century. Before joining the Fixed-Income Investment Team, Mr. Todani served as a fixed income portfolio manager and treasury officer for the Bank of Hawaii from 1983 to 1994.